Cost of services	12 Months Ended
Dec. 31, 2017
Cost of services
Cost of services

28.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2017		2016		2015
Wages and salaries	Ps.	219,890	Ps.	203,912	Ps.	191,660
Maintenance		184,246		157,740		147,923
Security and insurance		176,197		167,678		153,011
Utilities (electric, cleaning and water)		189,238		158,956		135,825
Building lease		45,181		41,031		38,265
Allowance for doubtful accounts		(10,561)		749		(1,103)
Cost of hotel service		65,034		58,607		42,742
Employee statutory profit sharing		1,568		2,121		2,411
Equipment lease, fees and others		110,272		109,347		125,399
	Ps.	981,065	Ps.	900,141	Ps.	836,133